Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 3,750,000	$ 30,080,000	$ 4,380,000	$ 38,210,000
Hangingstone
Total	$ 3,750,000	$ 30,080,000	1,680,000	35,510,000
Corner
Total			1,270,000	1,270,000
Chard
Total			$ 1,430,000	$ 1,430,000